Net Loss Per Share Attributable To Ordinary Shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share attributable to ordinary shareholders
16.	Net loss per share attributable to ordinary shareholders

Basic and diluted net loss per share for each of the year presented were calculated as follows. The Group had convertible redeemable preferred shares (Note 14), share options (Note 15) and convertible bonds (Note 13) which could potentially dilute basic earnings per ordinary share in the future. The calculation of diluted net loss per share does not include the effect of share options, conversions of convertible bonds and convertible redeemable preferred shares as the effect of the inclusion was anti-dilutive.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(704,888)	(470,618)	(816,547)
Accretion to convertible redeemable preferred shares redemption value	(877,999)	(1,304,498)	(508,627)
Net loss attributable to ordinary shareholders of the Company	—	(1,775,116)	(1,325,174)
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share	18,782,620	18,782,620	96,306,113
Net loss per ordinary share basic and diluted	(84.27)	(94.51)	(13.76)